Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Issued and Outstanding Shares USD ($) shares	Additional paid-in capital USD ($)	Accumulated other comprehensive loss USD ($)	Accumulated deficit USD ($)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2023 | shares		151,170,305
Number of shares issued at the beginning of period (in shares) at Mar. 31, 2023 | shares		151,170,305
Equity at beginning of period at Mar. 31, 2023	$ 2,497,449	$ 4,298,683	$ 198,022	$ (3,057)	$ (1,996,199)
Net loss	(163,964)				(163,964)
Share issuance costs	$ (106)	$ (106)
Number of share options exercised in share-based payment arrangement (in shares) | shares	412,780	2,151,372
Exercise of stock options and settlement of share awards	$ 2,144	$ 61,161	(59,017)
Share-based compensation	74,913		74,913
Share-based acquisition-related compensation (in shares) | shares		225,939
Shares repurchased and cancelled	2,953	$ 2,953
Number of shares increase (decrease) through treasury share transactions (in shares) | shares		0
Other comprehensive loss	$ (988)			(988)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2024 | shares		153,547,616
Number of shares issued at the end of period (in shares) at Mar. 31, 2024 | shares	153,547,616	153,547,616
Equity at end of the period at Mar. 31, 2024	$ 2,412,401	$ 4,362,691	213,918	(4,045)	(2,160,163)
Net loss	$ (667,196)				(667,196)
Number of share options exercised in share-based payment arrangement (in shares) | shares	311,307	2,574,408
Exercise of stock options and settlement of share awards	$ 2,231	$ 71,120	(68,889)
Share-based compensation	55,605		55,605
Number of shares increase (decrease) through treasury share transactions (in shares) | shares		9,722,677
Shares repurchased and cancelled	(135,657)	$ (276,416)			140,759
Other comprehensive loss	$ (3,417)			(3,417)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2025 | shares		146,399,347
Number of shares issued at the end of period (in shares) at Mar. 31, 2025 | shares	146,399,347	146,399,347
Equity at end of the period at Mar. 31, 2025	$ 1,663,967	$ 4,157,395	$ 200,634	$ (7,462)	$ (2,686,600)